Software, net	12 Months Ended
Mar. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Software, net

8. Software, net

	Estimated	As of March 31,
	Useful Life	2019	2020	2020
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	122	165	2.2
Less: Accumulated amortization		58	110	1.5
Total		64	55	0.7

Aggregate amortization expense for software was INR 12 million, INR 23 million and INR 52 million (US$ 0.7 million) for the years ended March 31, 2018, 2019 and 2020, respectively.

Estimated amortization expense for the years ending March 31, 2021, 2022 and 2023 is INR 33 million, INR 19 million, and INR 3 million respectively.